Prepaid Expenses and Other Current and Non-Current Assets, Net - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Schedule Of Prepaid Expenses And Other Current Assets [Abstract]
Other Receivables, net		$ 307,663	$ 23,374
Deposit		187,787	57,901
Prepayment	[1]	1,710,712	557,067
Total of prepaid expenses and other current		2,206,162	638,342
Non Current Portion		178,786	11,252
Current Portion		2,027,376	627,090
Total of prepaid expenses and other current		$ 2,206,162	$ 638,342

[1]	The balance mainly due to the prepaid for the consulting fees and deferred cost for share-based compensation which will be utilized subsequently.